CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Vanguard Fund, Inc. (1933 Act File No. 2-31618; 1940 Act File No. 811-1806) ("Registrant") hereby certifies that (a) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 68 ("Amendment No. 68") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 68 was filed electronically.

WADDELL & REED ADVISORS
VANGUARD FUND, INC.

Dated: November 4, 2005	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel